Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash Flows Related Business Combination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Plus: restricted cash - Forward Share Purchase Agreement	$ 4,551,750
Total	$ 0	$ 3,910,375
Recapitalization [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds		13,766
Plus: restricted cash - Forward Share Purchase Agreement		4,551,750
Less: cash transaction costs allocated to the Company's equity		(655,141)
Total		$ 3,910,375